New accounting standards and interpretations	12 Months Ended
Aug. 31, 2025
New accounting standards and interpretations
New accounting standards and interpretations

4. New accounting standards and interpretations

Effective as of September 1, 2024

Amendments to IAS 1 – Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, Presentation of Financial Statements, to specify the requirements for classifying liabilities as current or non-current. In November 2022, the IASB issued further amendments delaying the effective date to annual reporting periods beginning on or after January 1, 2024. The amendments are required to be applied on a retrospective basis.

For the Company, the amendments became effective as of September 1, 2024, resulting in the reclassification of the Company’s derivative liabilities from long-term to current liabilities as described below. Comparative figures have also been adjusted to comply with the required retrospective application.

Prior to the effective date of these amendments, the Company classified all of its derivative liabilities as long-term. See note 20 for details of the Company’s derivative liabilities. The Company’s derivative liabilities consist of the following instruments:

-	Warrants issued to common shareholders
-	Warrants issued to Series A Convertible Preferred shareholders
-	Warrants issued to Series B Convertible Preferred shareholders
-	Series A Convertible Preferred Shares
-	Series B Convertible Preferred Shares
-	Convertible option on consideration payable related to the NVG acquisition

As a result of the amendments to IAS 1, the derivative liabilities associated with the warrants issued to the common shareholders and the Series A and B Convertible Preferred shareholders as well as derivative liabilities associated with the Series A and B Convertible Preferred Shares and the convertible option on the consideration payable related to the NVG acquisition are required to be reclassified from long-term to current since the Company does not have an unconditional right to defer the settlement of these instruments for at least 12 months after the year-ends presented, namely August 31, 2024 and 2023.

The following table provides a reconciliation of the effect of the adoption of the amendments to IAS 1 on the current and non-current portion of the derivative liabilities as at August 31, 2024:

	Balance prior		Balance after
	to adoption	Changes	adoption
	$	$	$
Current portion of derivative liabilities	—	1,616,180	1,616,180

Long-term portion of derivative liabilities	1,616,180	(1,616,180)	—

The following table provides a reconciliation of the effect of the adoption of the amendments to IAS 1 on the current and non-current portion of the derivative liabilities as at August 31, 2023:

	Balance prior		Balance after
	to adoption	Changes	adoption
	$	$	$
Current portion of derivative liabilities	—	4,106,998	4,106,998

Long-term portion of derivative liabilities	4,106,998	(4,106,998)	—

Standards and interpretations not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Amendments to IAS 21 - Effect of variations in exchange rates - Lack of interchangeability

In August 2023, the IASB issued amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates, to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows. The amendments will be effective for annual reporting periods beginning on or after 1 January 2025. Early adoption is permitted but will need to be disclosed. When applying the amendments, an entity cannot restate comparative information. The amendments are not expected to have a material impact on the Company’s financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1, Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new. IFRS 18 also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes. In addition, narrow-scope amendments have been made to IAS 7, Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards. IFRS 18, and the amendments to the other standards, are effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively. The Company is currently working to identify all impacts that the amendments will have on the primary financial statements and notes to the financial statements.